Investments Securities - Summary of Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Investment in unquoted companies	$ 84	$ 76
Investment on debt securities	24	24
Non-current investments,Total	108	100
Investment on debt securities	87	1,304
Current investments,Total	$ 87	$ 1,304